Common Stock - Additional Information (Detail) - USD ($)		1 Months Ended	3 Months Ended				12 Months Ended
	Feb. 01, 2017	Dec. 31, 1999	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 28, 2017	Oct. 31, 2015	Jan. 31, 2015	Dec. 31, 2014	May 15, 2013	May 13, 2009	Mar. 12, 2002
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Authorized common stock available for issuance under the plan			135,000,000				135,000,000
Common stock, par value			$ 0.01				$ 0.01
Common stock, shares issued			66,033,509				66,033,509	65,891,930
Treasury stock shares			14,592,888				14,592,888	11,655,938	7,473,325				3,244,692
Term for stock options (in years)		3 years
Restriction period for restricted common stock		3 years
Share-based Compensation, Effect on Earnings Per Share, Basic							$ 0.01	$ 0.01	$ 0.03
Decrease in basic earnings per share							$ 0.01	$ 0.01	$ 0.03
Share based compensation							$ 14,000,000	$ 14,000,000	$ 15,000,000
Employee Service Share-based Compensation, Tax Benefit from Exercise of Stock Options							2,000,000	1,000,000	6,000,000
Total Intrinsic value of options exercised			$ 0	$ 1,000,000	$ 0	$ 5,000,000	6,000,000	11,000,000	10,000,000
Total fair value of shares vested							$ 2,000,000	$ 4,000,000	$ 6,000,000
Weighted average grant-date fair value of restricted stock granted							$ 66.77	$ 36.36	$ 52.85
Total fair value of restricted shares vested							$ 14,000,000	$ 9,000,000	$ 7,000,000
Number of shares authorized to be repurchased										400,000,000		350,000,000
Stock repurchased during the period							$ 169,000,000	$ 225,000,000	$ 213,000,000
Treasury stock average cost per share							$ 57.57	$ 53.89	$ 50.32
Remaining amount authorized to be repurchased										$ 112,000,000
Quarterly cash divided declared (in dollars per share)	$ 0.25		$ 0.25				$ 1.00
Common stock, annual dividends (in dollars per share)	$ 1.00		$ 1.00
Cash dividends			$ 53,000,000				$ 53,000,000
Stock Appreciation Rights (SARs) [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Restriction period for restricted common stock							3 years
Stock Option
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense related to nonqualified stock options							$ 1,000,000	$ 1,000,000	$ 2,000,000
Restricted stock, restricted stock units, long term performance units, SARs
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation							15,000,000	18,000,000	12,000,000
Unrecognized compensation costs			15,000,000				$ 15,000,000
Unrecognized compensation costs, weighted average period							1 year 9 months 18 days
Employee Stock Option [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Cash received from stock option exercises							$ 8,000,000	$ 16,000,000	$ 4,000,000
Restricted Stock
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Unrecognized compensation costs			$ 8,000,000				$ 8,000,000
Unrecognized compensation costs, weighted average period							1 year 8 months 22 days
Weighted average grant-date fair value of restricted stock granted				$ 55.80	$ 57.22	$ 68.04
Supplemental Stock Ownership Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Authorized treasury shares available for purchase under the supplemental stock ownership plan		1,100,000
2002 Long-Term Incentive Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Authorized common stock available for issuance under the plan																4,000,000
2006 Long-Term Incentive Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Authorized common stock available for issuance under the plan														3,500,000	2,300,000
Count of each share from a stock option award against shares available for issuance under the plan															1,000,000
Count of each share from a full value award against shares available for issuance under the plan														1.49	1.25
Shares of common stock remain authorized for delivery			2,374,879				2,374,879
Less - Common Stock Held as Treasury Stock, at Cost
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock Repurchase Program, Authorized Amount											$ 200,000,000
Less - Common Stock Held as Treasury Stock, at Cost | Open Market [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock repurchased during period							2,936,950	4,182,613	4,228,633
Maximum [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Term for stock options (in years)		20 years
Minimum [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Term for stock options (in years)		7 years
2012 Through 2014 [Member] | Performance Shares [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Restriction period for restricted common stock							3 years
2014 Through 2016 [Member] | Performance Shares [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Restriction period for restricted common stock							3 years